Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 01, 2025	Nov. 07, 2023	Sep. 01, 2022
Leases [Abstract]
Extended years of lease term				2 years	5 years	5 years
Operating leases paid	$ 581,553	$ 571,159	$ 575,014
Cash paid for finance leases	$ 45,580	$ 49,345	$ 4,322